Annual Total Returns (Vanguard Short-Term Government Bond Index Fund - ETF Shares ETF) (Vanguard Short-Term Government Bond Index Fund, Vanguard Short-Term Government Bond Index Fund - ETF Shares)	18 Months Ended
Feb. 28, 2013
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Annual Total Return
2012	0.39%
2011	1.45%
2010	2.24%